37438 10/97

             Prospectus Supplement dated October 10, 1997 to:

                  Putnam American Government Income Fund
                     Prospectus dated January 30, 1997

                      Putnam Asia Pacific Growth Fund
               Prospectus dated January 30, 1997, as revised
                               July 30, 1997

                       Putnam Asset Allocation Funds
                     Prospectus dated January 30, 1997

                      Putnam Balanced Retirement Fund
                    Prospectus dated February 28, 1997

                  Putnam Convertible Income-Growth Trust
                    Prospectus dated February 28, 1997

                      Putnam Diversified Equity Trust
                      Prospectus dated June 30, 1997

                      Putnam Diversified Income Trust
                     Prospectus dated January 30, 1997

                    Putnam Diversified Income Trust II
                      Prospectus dated July 30, 1997

                       Putnam Emerging Markets Fund
                     Prospectus dated October 30, 1996

                         Putnam Equity Income Fund
                      Prospectus dated March 30, 1997

                         Putnam Europe Growth Fund
                     Prospectus dated October 30, 1996

                        Putnam Federal Income Trust
                    Prospectus dated February 28, 1997

                     The George Putnam Fund of Boston
              Prospectus dated November 30, 1996, as revised
                               May 30, 1997

                   The Putnam Fund for Growth and Income
                    Prospectus dated February 28, 1997

                  Putnam Global Governmental Income Trust
                    Prospectus dated February 28, 1997

                         Putnam Global Growth Fund
                    Prospectus dated February 28, 1997

                   Putnam Global Natural Resources Fund
                    Prospectus dated December 30, 1996

                     Putnam Growth Opportunities Fund
              Prospectus dated December 31, 1996, as revised
                              August 1, 1997

                     Putnam Growth and Income Fund II
                      Prospectus dated March 30, 1997

                       Putnam Health Sciences Trust
                    Prospectus dated December 30, 1996

                     Putnam High Yield Advantage Fund
                      Prospectus dated March 30, 1997

                    Putnam High Yield Total Return Fund
                      Prospectus dated July 30, 1997

                          Putnam High Yield Trust
                    Prospectus dated December 30, 1996

                            Putnam Income Fund
                    Prospectus dated February 28, 1997

              Putnam Intermediate U.S. Government Income Fund
                      Prospectus dated March 30, 1997

                     Putnam International Growth Fund
                     Prospectus dated October 30, 1996

                Putnam International Growth and Income Fund
                      Prospectus dated April 1, 1997

                Putnam International New Opportunities Fund
                    Prospectus dated December 31, 1996

                           Putnam Investors Fund
                    Prospectus dated November 30, 1996

                       Putnam New Opportunities Fund
                     Prospectus dated October 30, 1996

                           Putnam New Value Fund
                    Prospectus dated December 31, 1996

                     Putnam OTC & Emerging Growth Fund
                    Prospectus dated December 16, 1996

                    Putnam U.S. Government Income Trust
                     Prospectus dated January 30, 1997

                             Putnam Vista Fund
                    Prospectus dated November 30, 1996

                            Putnam Voyager Fund
                    Prospectus dated November 30, 1996

                          Putnam Voyager Fund II
                      Prospectus dated April 30, 1997


Effective October 31, 1997, the paragraph under the table in the section "How to buy shares - Class M shares" is replaced with the following:


     Class M qualified benefit plans (retirement plans for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class M shares) and members of qualified groups may purchase class M shares without a sales charge.






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